Operating segments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
Disclosure of major customers [line items]
Number of customers | customer	1	2
Revenue	$ 102,368	$ 81,860	[1]
Individual customer one
Disclosure of major customers [line items]
Revenue	$ 10,882	9,426
Individual customer two
Disclosure of major customers [line items]
Revenue		$ 8,115

[1]	Comparative information has been restated due to a discontinued operation (note 7).